14. INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Taxes Details
Statutory federal tax (benefit) rate	(34.00%)	(34.00%)
State and local taxes, net of federal benefit	(5.00%)	(5.00%)
Meals and entertainment	0.00%	1.00%
Stock based compensation	0.00%	3.00%
Loss on issuance of debentures	5.00%	6.00%
NOL True-up federal and state	5.00%	0.00%
Change in effective rates	0.00%	12.00%
Other Various Temporary Differences	2.00%	7.00%
Valuation Allowance	27.00%	10.00%
Effective Tax Rate	0.00%	0.00%